Stockholders’ Equity (Deficit) (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders’ Equity (Deficit) [Abstract]
Schedule of Reserved Shares of Common Stock for Future Issuance

As of June 30, 2026, the Company had reserved shares of common stock for future issuance as follows:

June 30, 2026
Outstanding stock options	6,588,540
Outstanding common stock warrants	8,321,719
Shares available for future issuance under the 2026 Equity Incentive Plan	5,346,088
Total	20,256,347

As of December 31, 2025 and 2024, the Company had reserved common stock for future issuance as follows:

	2025	2024
Conversion of Series A redeemable convertible preferred stock	12,285,713	12,285,713
Conversion of Series B redeemable convertible preferred stock	7,500,000	7,500,000
Conversion of Series C redeemable convertible preferred stock	5,000,000	5,000,000
Conversion of Series D redeemable convertible preferred stock	4,100,799	4,100,799
Conversion of Series E redeemable convertible preferred stock	22,671,428	22,671,428
Conversion of Series F redeemable convertible preferred stock	93,624,871	49,050,528
Conversion of preferred stock warrants	110,000	220,000
Conversion of common stock warrants	10,176,273	7,527,404
Outstanding options under the 2010 Plan	1,092,810	1,341,186
Outstanding options under the 2016 Plan	13,069,838	11,432,402
Options reserved for future issuance under the 2010 Plan	—	278,574
Options reserved for future issuance under the 2016 Plan	559,611	2,294,548
Total	170,191,343	123,702,582